Financial Instruments - Financial Derivatives (Details) € in Thousands, $ in Millions	May 11, 2016 USD ($)	May 11, 2016 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Financial derivatives
Financial instruments
Financial assets			€ 8,338	€ 13,665
Call Option
Financial instruments
Amount paid for call right	$ 10	€ 8,960
US Dollars | Call Option
Financial instruments
Financial assets			€ 8,338	9,487
US Dollars | Embedded derivative
Financial instruments
Financial assets				€ 4,178